Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Reconciliation of the combined income tax rate
A reconciliation of the combined Canadian federal and provincial income tax rate with the Company’s effective tax rate is as follows:

	Year Ended December 31,	Year Ended December 31,
	2013	2012
Domestic gain	2,620	(4,397)
Foreign loss	(775)	(766)
Gain before income taxes	1,845	(5,163)

Expected statutory rate (recovery)	26.50%	26.50%
Expected provision for (recovery of) income tax	489	(1,368)
Permanent differences	(977)	489
Change in valuation allowance	230	2,467
Non-refundable investment tax credits	-	-
Effect of foreign exchange rate differences	36	(245)
Effect of change in future enacted tax rates	-	(1,378)
Effect of tax rate changes and other	222	36
Provision for income taxes	$-	$-

Summary Of Tax Credit Carryforwards
The primary temporary differences which gave rise to future income taxes (recovery) at December 31, 2013, December 31, 2012:

	December 31, 2013	December 31, 2012
Future tax assets:
SR&ED expenditures	2,195	2,195
Income tax loss carryforwards	22,220	21,783
Non-refundable investment tax credits	1,719	1,719
Share issue costs	31	25
Accrued expenses	-	-
Fixed and intangible assets	1,006	970
Harmonization credit	-	248
	27,170	26,940
Less: valuation allowance	(27,170)	(26,940)
Net future tax assets	$-	$-

The unclaimed amounts and their expiry dates are as listed below:

	Federal	Province/ State
SR&ED expenditures (no expiry)	$8,283	$-
Income tax loss carryforwards (expiry date):
2014	6,089	6,089
2015	11,499	11,499
2021	26	-
2022	233	-
2023	133	-
2024	1,536	1,455
2025	4,795	4,768
2026	20,562	20,496
2027	8,340	8,320
2028	10,840	10,823
2029	8,502	8,502
2030	2,608	2,607
2031	3,377	3,377
2032	3,491	3,491
2033	1,817	1,817
Investment tax credits (expiry date):
2018	10
2019	8
2020	96
2021	55
2022	548
2023	399
2024	178
2025	199
2026	86
2027	90
2028	50